Note 8 - Right to Use Assets and Lease Liability - Lease Expense (Details)	9 Months Ended
Sep. 30, 2019 USD ($)
Operating lease expense	$ 44,533
Short-term lease expense
Variable lease expense
Total Lease Expense	$ 44,533